PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2022
Provisions
Schedule of provisions

Post-flood repair
CNY

As of January 1, 2022	—
Additional provision	808
Amounts utilized during the year	(314)

As of December 31, 2022	494
Current portion	494

As of December 31, 2022 (US$)	72
Current portion (US$)	72